401(k) Savings Plan (Details) - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
401(k) Savings Plan (Details) [Line Items]
Accred employee benefits					$ 19
Benefits of compensation	$ 948	$ 2,891	$ 3,467	$ 3,656	$ 25	$ 26